EQUITY - Composition of share capital (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
EQUITY
Number of share outstanding	52,073,485	51,376,890
Ordinary shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	350,000,000	350,000,000
Number of shares issued	52,073,485	51,376,890
Number of share outstanding	52,073,485	51,376,890
Preferred shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	1,000,000	1,000,000